Stock based compensation - Schedule of share based expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Jan. 31, 2019	Jan. 31, 2018
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based expenses	$ 530	$ 264	$ 827	$ 604	$ 845	$ 6,295	$ 2,091
Research and development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based expenses	380	119	464	178	381	1,448	425
General and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based expenses	$ 150	$ 145	$ 363	$ 426	$ 464	$ 4,847	$ 1,666